Post Balance Sheet Events (Details Narrative) - GBP (£)	Feb. 09, 2023	Jan. 23, 2023	Jan. 05, 2023	Dec. 19, 2022
Post Balance Sheet Events
Further advance				£ 250,000
Equity raise			£ 9,600,000
Requested for reimbursement		£ 225,000
Raise gross proceeds	£ 6,000,000.0
Units issued	10,344,822